SCHEDULE OF FUTURE LEASE PAYMENTS (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Right-of-use Assets Net
Finance lease liabilities 2026	$ 88
Operating lease liabilities 2026	963
Finance lease liabilities 2027	52
Operating lease liabilities 2027	726
Finance lease liabilities 2028	49
Operating lease liabilities 2028	181
Finance lease liabilities 2029	38
Operating lease liabilities 2029	10
Finance lease liabilities 2030	19
Operating lease liabilities 2030	10
Finance lease liabilities Over 2030	17
Operating lease liabilities Over 2030	333
Total future financial lease payment	263	$ 233
Total future operating lease payment	2,223
Less: financial lease Imputed interest	(31)	(23)
Less: Operating lease Imputed interest
Present value of financial lease liabilities	232	210
Present value of operating lease liabilities	$ 2,223	$ 684